Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 8 – CONCENTRATIONS

Customer concentration

For the nine months ended September 30, 2020, no customer accounted for over 10% of total sales.

Vendor concentrations

Generally, the Company purchases substantially all of its raw materials and inventory from two suppliers. The loss of these suppliers may have a material adverse effect on the Company’s results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.

NOTE 12 – CONCENTRATIONS

Customer concentration

For the year ended December 31, 2019, one customer accounted for approximately 98.6% of total sales and consisted of the sales of its inventory of shoes. The Company does not expect any sales from this customer in the future and is no longer selling shoes. A reduction in future sales from this customer will have a material adverse effect on the Company's results of operations and financial condition.

Vendor concentrations

Generally, the Company purchases substantially all of its raw materials and inventory from two suppliers. The loss of these suppliers may have a material adverse effect on the Company's results of operations and financial condition. However, the Company believes that, if necessary, alternate vendors could supply similar products in adequate quantities to avoid material disruptions to operations.